Derivative financial instruments - Gold forwards narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 11, 2015
Disclosure of detailed information about financial instruments [line items]
Unrealized gain (loss) on derivative instruments	$ (4,757)	$ 9,684
Novated Contracts Under Old RCF
Disclosure of detailed information about financial instruments [line items]
Unrealized gain (loss) on derivative instruments	$ 5,000	$ 5,000
Not Designated As Hedging Instrument | Novated Contracts Under Old RCF
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value			$ 14,000